Summary of Significant Accounting Policies - Financial Information of VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Net revenue	¥ 4,287,565	$ 623,600	¥ 3,895,846	¥ 1,208,674
Net profit	2,469,451	359,167	1,082,907	501,490
Net increase in cash, cash equivalents and restricted cash	1,010,017	146,900	3,076,139	845,309
Cash, cash equivalents and restricted cash at beginning of year	4,283,704	623,039	1,207,565	362,256
Cash, cash equivalents and restricted cash at end of period	5,293,721	$ 769,939	4,283,704	1,207,565
Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Net revenue	4,250,978		3,900,454	1,216,971
Net profit	1,604,530		730,855	314,300
Net cash provided by operating activities	1,356,887		3,233,966	1,164,122
Net cash used in investing activities	(1,031,968)		(1,642,454)	(712,429)
Net cash provided by (used in) financing activities	1,043,899		(31,250)	379,835
Net increase in cash, cash equivalents and restricted cash	1,368,818		1,560,262	831,528
Cash, cash equivalents and restricted cash at beginning of year	2,725,269		1,165,007	333,479
Cash, cash equivalents and restricted cash at end of period	¥ 4,094,087		¥ 2,725,269	¥ 1,165,007